Investments in unconsolidated entities - Equity method unconsolidated entities (Details) - Investments in unconsolidated entities - Equity method eligible unconsolidated entities, at fair value	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
BE Reinsurance Limited
Investments in unconsolidated entities
Ownership interest	24.90%	25.00%
BioVentures Investors (Offshore) IV ﾠLP
Investments in unconsolidated entities
Ownership interest	73.00%	73.00%
Camden Partners Strategic Fund V (Cayman),ﾠ LP
Investments in unconsolidated entities
Ownership interest	39.40%	36.40%
Diamond LS I LP
Investments in unconsolidated entities
Ownership interest	16.00%	3.90%
Gateway Fund LP
Investments in unconsolidated entities
Ownership interest	15.00%	0.00%
Monarch
Investments in unconsolidated entities
Ownership interest	12.80%	12.80%
NEC Cypress Buyer LLC
Investments in unconsolidated entities
Ownership interest	0.00%	13.30%
New Energy Capital Infrastructure Credit Fundﾠ LP
Investments in unconsolidated entities
Ownership interest	30.50%	22.90%
New Energy Capital Infrastructure Offshore Credit Fundﾠ LP
Investments in unconsolidated entities
Ownership interest	30.50%	54.90%
Pie Preferred Stock
Investments in unconsolidated entities
Ownership interest	30.10%	0.00%
Pie Series B Preferred Stock
Investments in unconsolidated entities
Ownership interest	22.40%	0.00%
Quintana Energy Partners
Investments in unconsolidated entities
Ownership interest	21.80%	21.80%
Tuckerman Capital VﾠLP
Investments in unconsolidated entities
Ownership interest	48.30%	47.60%
Tuckerman Capital V Co-Investment IﾠLP
Investments in unconsolidated entities
Ownership interest	48.10%	47.70%